PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net
Cost	$ 2,639,338	$ 2,607,593
Less: accumulated depreciation and amortization	(463,480)	(327,477)
Property and equipment, net	2,175,858	2,280,116
Buildings [Member]
Property and Equipment, Net
Cost	2,309,897	2,326,063
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	206,629	197,934
Leasehold improvements [Member]
Property and Equipment, Net
Cost	80,670	72,859
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,588	3
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 39,554	$ 10,734